Certain transactions (Acquisitions Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Share issued, value				$ 4,340	$ 54,635
Estimated amortization period				3 years
Fair value of contingent consideration				$ 4,240
Other account payables and accrued expenses				21,426	10,231
Long-term loan and other non-current liabilities				5,612	3,280
And Co. Ventures Inc
Business Acquisition [Line Items]
Total Consideration			$ 3,250
Escrow			500
Value of shares issued for acquisition			1,640
Share price	$ 22.41
Share issued	9,606
Share issued, value	$ 215
Signing bonus			1,125
Retention bonus	$ 566
Retention bonus expensed during period				211	$ 1,500
Acquisition expenses			$ 64
And Co. Ventures Inc | Trade name
Business Acquisition [Line Items]
Estimated amortization period			10 years
And Co. Ventures Inc | Developed technology
Business Acquisition [Line Items]
Estimated amortization period			5 years
And Co. Ventures Inc | Customer relationships
Business Acquisition [Line Items]
Estimated amortization period			3 years
Clear Voice, Inc.
Business Acquisition [Line Items]
Total Consideration		$ 11,786
Escrow		3,500
Retention bonus		1,450
Retention bonus expensed during period				1,329
Acquisition expenses				$ 183
Contingent payments		8,000
Business Combination Milestone Payments				3 years
Fair value of contingent consideration		$ 4,240
Other account payables and accrued expenses				$ 3,888
Long-term loan and other non-current liabilities				$ 2,439
Clear Voice, Inc. | Trade name
Business Acquisition [Line Items]
Estimated amortization period		5 years
Clear Voice, Inc. | Developed technology
Business Acquisition [Line Items]
Estimated amortization period		5 years
Clear Voice, Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated amortization period		3 years